FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

                            Federated Investors Funds

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7000

                                November 4, 1999

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

      RE: FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.("Registrant") 1933 Act File No. 33-11410
           1940 ACT FILE NO. 811-4533

Dear Sir or Madam:

        Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Registrant hereby certifies that the definitive forms of prospectuses and statement of additional information dated October 31, 1999, that would have been filed under Rule 497(c), do not differ from the forms of prospectuses and statement of additional information contained in the most recent registration statement for the Registrant. This registration statement was electronically filed under Rule 485(b) as Post-effective amendment No. 24 on October 28, 1999.

        If you have any questions regarding this certification, please contact Cathy Ryan at (412) 288-8116.

                                                   Very truly yours,

                                                   /S/ Leslie K. Ross
                                                   Leslie K. Ross
                                                   Assistant Secretary